Segment and Geographical Area Information, Textuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Increase in Fabricated Products segment operating income relating to primary aluminum hedging activities		$ 3.3
Increase in Fabricated Products segment asset related to primary aluminum hedging activities			0.6
Net non-cash LIFO (benefit) charge	(2.9)	14.9
Unrealized (losses) gains on derivatives	3.6	6.0
Fabricated Products
Segment Reporting Information [Line Items]
Net non-cash LIFO (benefit) charge	(2.9)	14.9
Aluminum
Segment Reporting Information [Line Items]
Unrealized (losses) gains on derivatives	5.2	3.1
Natural Gas
Segment Reporting Information [Line Items]
Unrealized (losses) gains on derivatives	(1.2)	1.2
Electricity
Segment Reporting Information [Line Items]
Unrealized (losses) gains on derivatives	$ (0.9)	$ 0